Equity-Based Compensation - Schedule of Restricted Stock Award and Restricted Stock Unit Activity (Details) - 2017 Omnibus Incentive Plan - Restricted Stock Awards and Units shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of RSAs/RSUs (in thousands)
Outstanding, Beginning of Period (in shares)	0
Granted (in shares)	584
Settled (in shares)	(135)
Forfeited (in shares)	(29)
Outstanding, End of Period (in shares)	420
Weighted-Average Grant-Date Fair Value
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 17.11
Settled, weighted average grant date fair value (in dollars per share) | $ / shares	15.91
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	15.06
Outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 17.63